Fair Value of Financial Instruments - Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
3 Months Ended
		Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Fair value	[1]	$ 52,864	$ 48,629	$ 43,536
Change in Fair value Gains/(Losses)	[1],[2]	517	507	(1,633)
Cumulative change in FV Gains/(Losses)	[1],[3]	$ 4,189	$ 3,672	$ 4,604

[1]	Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.
[2]	Change in the difference between the contractual maturity amount and the carrying value.
[3]	The cumulative change in fair value is measured from the instrument’s date of initial recognition.